As filed with the Securities and Exchange Commission on October 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

McKinley Diversified Income Fund

SCHEDULE OF INVESTMENTS at August 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 65.2%
Banks: 2.7%
58,236	Banco Santander SA - ADR	$577,701
Capital Markets: 8.3%
17,240	AllianceBernstein Holding LP	476,858
11,498	Apollo Global Management, LLC	280,551
17,798	The Blackstone Group LP	596,767
18,432	KKR & Co. LP	432,968
		1,787,144
Chemicals: 4.2%
7,968	LyondellBasell Industries NV	911,141
Commercial Services & Supplies: 2.2%
26,342	RR Donnelley & Sons Co.	465,463
Diversified Telecommunication Services: 3.1%
19,195	AT&T, Inc.	671,057
Energy Equipment & Services: 2.1%
12,008	SeaDrill Ltd.	447,298
Gas Utilities: 1.5%
6,850	AmeriGas Partners LP	316,949
Metals & Mining: 3.1%
40,738	Cia Siderurgica Nacional SA - ADR	178,025
36,993	Vale SA - ADR	483,129
		661,154
Oil, Gas & Consumable Fuels: 17.4%
12,224	Atlas Pipeline Partners LP	451,432
6,269	BP PLC - ADR	299,909
27,885	Breitburn Energy Partners LP	638,009
16,632	Calumet Specialty Products Partners LP	505,114
35,402	Capital Product Partners LP	387,298
8,109	Ecopetrol SA - ADR	280,409
2,991	Energy Transfer Partners LP	171,833
7,689	Legacy Reserves LP	236,437
19,916	Linn Energy, LLC	631,735
6,213	Memorial Production Partners LP	145,384
		3,747,560
Pharmaceuticals: 7.9%
7,907	AstraZeneca PLC - ADR	601,011
8,484	Bristol-Myers Squibb Co.	429,715
7,418	GlaxoSmithKline PLC - ADR	364,224
5,132	Merck & Co., Inc.	308,484
		1,703,434
Thrifts & Mortgage Finance: 2.5%
24,564	Home Loan Servicing Solutions Ltd.	537,952
Tobacco: 10.2%
15,567	Altria Group, Inc.	670,627
9,787	Reynolds American, Inc.	572,246
39,952	Vector Group Ltd.	954,453
		2,197,326

TOTAL COMMON STOCKS
(Cost $12,184,215)		14,024,179
REAL ESTATE INVESTMENT TRUSTS: 17.7%
19,308	Agree Realty Corp.	570,165
30,969	Capstead Mortgage Corp.	409,410
6,276	Corrections Corp. of America	223,677
33,664	Invesco Mortgage Capital, Inc.	593,160
66,621	MFA Financial, Inc.	562,281
41,661	New York Mortgage Trust, Inc.	332,455
23,340	Newcastle Investment Corp.	316,257
17,097	NorthStar Realty Finance Corp.	316,465
13,108	Omega Healthcare Investors, Inc.	493,778
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,553,502)		3,817,648
INVESTMENT COMPANIES: 14.8%
65,678	Apollo Investment Corp.	575,996
44,761	Ares Capital Corp.	767,651
15,944	Main Street Capital Corp.	519,137
70,063	Prospect Capital Corp.	722,350
29,610	Solar Capital Ltd.	592,200
TOTAL INVESTMENT COMPANIES
(Cost $3,312,718)		3,177,334
SHORT-TERM INVESTMENTS: 2.2%
Money Market Fund: 2.2%
476,112	Invesco Treasury Portfolio, 0.01%1	476,112
TOTAL SHORT-TERM INVESTMENTS
(Cost $476,112)		476,112
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $19,526,547)		21,495,273
Other Assets in Excess of Liabilities: 0.1%		15,459
TOTAL NET ASSETS: 100.0%		$21,510,732

ADR	American Depositary Receipt
1	Seven-day yield as of August 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows+:

Cost of investments	$18,875,678
Gross unrealized appreciation	3,167,611
Gross unrealized depreciation	(548,016)
Net unrealized appreciation	$2,619,595

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual or semi annual report.

Summary of Fair Value Exposure at August 31, 2014 (Unaudited)
The Fund utilizes various methods to measure the fair value of  its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2014. See the Schedule of Investments for an industry breakout.
	Level 1	Level 2	Level 3	Total
Common Stocks	$14,024,179	$-	$-	$14,024,179
Real Estate Investment Trusts	3,817,648	-	-	3,817,648
Investment Companies	3,177,334	-	-	3,177,334
Short-Term Investments	476,112	-	-	476,112
Total Investments in Securities	$21,495,273	$-	$-	$21,495,273

McKinley Non-U.S. Core Growth Fund

SCHEDULE OF INVESTMENTS at August 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 97.3%
Air Freight & Logistics: 1.8%
23,450	Deutsche Post AG (Germany)	$766,764
Airlines: 2.1%
15,300	Japan Airlines Co. Ltd. (Japan)	860,253
Auto Components: 2.0%
6,860	Valeo SA (France)	828,994
Automobiles: 3.5%
18,800	Mazda Motor Corp. (Japan)	443,416
17,800	Toyota Motor Corp. (Japan)	1,014,161
		1,457,577
Banks: 13.7%
1,262,000	Agricultural Bank of China Ltd. (China)	582,959
1,945,000	Bank of China Ltd. (China)	903,478
936,200	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	884,378
6,400	Canadian Imperial Bank of Commerce (Canada)	611,629
46,000	DBS Group Holdings Ltd. (Singapore)	659,958
67,390	Dubai Islamic Bank PJSC (United Arab Emirates)	143,291
42,200	Mitsubishi UFJ Financial Group, Inc. (Japan)	242,626
10,300	Royal Bank of Canada (Canada)	765,135
20,610	Swedbank AB (Sweden)	524,889
746,447	Taishin Financial Holding Co. Ltd. (Taiwan, Province of China)	379,586
		5,697,929
Beverages: 3.1%
8,320	Anheuser-Busch InBev NV (Belgium)	924,311
33,200	Britvic PLC (United Kingdom)	378,099
		1,302,410
Building Products: 1.4%
2,860	LG Hausys Ltd. (Republic of Korea)	583,875
Capital Markets: 1.3%
83,740	3i Group PLC (United Kingdom)	546,626
Chemicals: 3.4%
3,990	BASF SE (Germany)	410,450
1,140	EMS-Chemie Holding AG (Switzerland)	495,462
7,380	Methanex Corp. (Canada)	493,132
		1,399,044
Communications Equipment: 0.3%
26,250	Pace PLC (United Kingdom)	144,245
Construction & Engineering: 1.5%
29,750	Skanska AB (Sweden)	615,495
Diversified Consumer Services: 2.1%
29,700	Kroton Educacional SA (Brazil)	887,484
Diversified Financial Services: 2.0%
155,200	FirstRand Ltd. (South Africa)	629,312
8,200	Zenkoku Hosho Co. Ltd. (Japan)	219,570
		848,882
Diversified Telecommunication Services: 1.9%
17,090	Telkom SA SOC Ltd. - ADR (South Africa)*	366,410
82,930	Telstra Corp. Ltd. (Australia)	430,636
		797,046

Electrical Equipment: 1.1%
11,090	Vestas Wind Systems A/S (Denmark)*	466,770
Electronic Equipment, Instruments & Components: 0.8%
33,780	Halma PLC (United Kingdom)	346,571
Food Products: 1.9%
8,520	Aryzta AG (Switzerland)	778,173
Household Durables: 6.4%
20,220	Berkeley Group Holdings PLC (United Kingdom)	804,960
88,800	Haseko Corp. (Japan)	734,844
14,740	JM AB (Sweden)	479,787
29,790	Persimmon PLC (United Kingdom)*	654,790
		2,674,381
Household Products: 0.7%
4,600	Pigeon Corp. (Japan)	271,902
Insurance: 10.3%
4,710	Allianz SE (Germany)	803,298
131,360	Insurance Australia Group Ltd. (Australia)	793,764
41,720	Prudential PLC (United Kingdom)	1,004,284
93,490	Sanlam Ltd. (South Africa)	578,492
7,970	Swiss Re AG (Switzerland)	653,279
151,310	UnipolSai SpA (Italy)	475,167
		4,308,284
Internet Software & Services: 0.8%
8,070	United Internet AG (Germany)	346,686
Machinery: 1.3%
4,830	DMG MORI SEIKI AG (Germany)	138,764
8,360	Norma Group SE (Germany)	401,545
		540,309
Metals & Mining: 2.0%
39,000	Dowa Holdings Co. Ltd. (Japan)	349,724
8,660	Rio Tinto PLC (United Kingdom)	461,998
		811,722
Oil, Gas & Consumable Fuels: 11.7%
8,920	Lukoil OAO (Russian Federation)	497,290
58,500	PTT Exploration & Production PCL (Thailand)	301,291
28,000	Royal Dutch Shell PLC (United Kingdom)	1,133,276
14,960	Sasol Ltd. (South Africa)	867,172
22,750	Statoil ASA (Norway)	638,679
14,800	Suncor Energy, Inc. (Canada)	607,490
12,580	Total SA (France)	829,619
		4,874,817
Pharmaceuticals: 1.2%
12,230	Orion OYJ (Finland)	479,680
Professional Services: 1.3%
7,050	Adecco SA (Switzerland)	533,713
Real Estate Management & Development: 2.5%
39,000	Cheung Kong Holdings Ltd. (Hong Kong)	711,053
670,000	China South City Holdings Ltd. (Hong Kong)	334,566
		1,045,619
Road & Rail: 2.4%
14,200	Canadian National Railway Co. (Canada)	1,019,845
Semiconductors & Semiconductor Equipment: 2.2%
5,000	Hermes Microvision, Inc. (Taiwan, Province of China)	214,951
15,550	SK Hynix, Inc. (Republic of Korea)*	696,257
		911,208
Technology Hardware, Storage & Peripherals: 0.5%

150,000	TCL Communication Technology Holdings Ltd. (Hong Kong)	185,999
Textiles, Apparel & Luxury Goods: 2.6%
272,000	ANTA Sports Products Ltd. (Hong Kong)	522,237
7,580	Pandora A/S (Denmark)	566,671
		1,088,908
Thrifts & Mortgage Finance: 0.8%
9,700	Genworth MI Canada, Inc. (Canada)	343,465
Trading Companies & Distributors: 4.6%
16,900	AerCap Holdings NV (Netherlands)*	801,905
43,390	Ashtead Group PLC (United Kingdom)	705,567
32,000	ITOCHU Corp. (Japan)	406,747
		1,914,219
Wireless Telecommunication Services: 2.1%
6,630	Drillisch AG (Germany)	253,419
11,000	KDDI Corp. (Japan)	634,235
		887,654
TOTAL COMMON STOCKS
(Cost $39,469,705)		40,566,549
SHORT-TERM INVESTMENTS: 0.4%
Money Market Fund: 0.4%
186,052	Invesco Treasury Portfolio (United States), 0.01%1	186,052
TOTAL SHORT-TERM INVESTMENTS
(Cost $186,052)		186,052
TOTAL INVESTMENTS IN SECURITIES: 97.7%
(Cost $39,655,757)		40,752,601
Other Assets in Excess of Liabilities: 2.3%		943,149
TOTAL NET ASSETS: 100.0%		$41,695,750

ADR		American Depositary Receipt
*		Non-income producing security.
	1	Seven-day yield as of August 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

Country	Percent of Total Net Assets
Australia	2.9%
Belgium	2.2%
Brazil	2.1%
Canada	9.2%
China	3.6%
Denmark	2.5%
Finland	1.2%
France	4.0%
Germany	7.5%
Hong Kong	4.2%

Indonesia	2.1%
Italy	1.1%
Japan	12.4%
Netherlands	1.9%
Norway	1.5%
Republic of Korea	3.1%
Russian Federation	1.2%
Singapore	1.6%
South Africa	5.9%
Sweden	3.9%
Switzerland	5.9%
Taiwan, Province of China	1.4%
Thailand	0.7%
United Arab Emirates	0.3%
United Kingdom	14.9%
Cash & Equivalents*	2.7%
Total	100.0%

*Includes other assets in excess of liabilities.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows+:
Cost of investments	$39,655,757
Gross unrealized appreciation	2,501,564
Gross unrealized depreciation	(1,404,720)
Net unrealized appreciation	$1,096,844

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Summary of Fair Value Exposure at August 31, 2014 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2014. See the Schedule of Investments for an industry breakout.
	Level 1	Level 2	Level 3	Total
Common Stocks	$40,566,549	$-	$-	$40,566,549
Short-Term Investments	186,052	-	-	186,052
Total Investments in Securities	$40,752,601	$-	$-	$40,752,601

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                                 Elaine E. Richards, President

Date October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Elaine E. Richards
                                                  Elaine E. Richards, President

Date October 22, 2014

By (Signature and Title)*/s/ Eric C. VanAndel
                                                  Eric C. VanAndel, Treasurer

Date October 22, 2014

* Print the name and title of each signing officer under his or her signature.